Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of earnings per share [text block]
23	Earnings per share

Basic earnings per share amounts are calculated by dividing the net profit (loss) for the year attributable to ordinary equity holders of the parent company by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holder of the parent company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all warrants.

The net profit (loss) for the year used for the basic and diluted earnings per share are reconciled as follows:

	For the year ended December 31
in 000€	2017	2016	2015
Net profit attributable to ordinary equity holders of the parent for basic earnings	(1,656)	(3,019)	(2,807)
Interest on convertible bonds	−	−	−

Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	(1,656)	(3,019)	(2,807)

The convertible bond and the warrants are anti-dilutive as per December 31, 2017 and as such has not been considered for adjusting the net profit. We refer to Notes 14 and 15 for information on the number of instruments that could potentially be dilutive but which were not considered in the calculation above.

The following reflects the share data used in the basic and diluted earnings per share computations:

	For the year ended December 31
in 000€	2017	2016	2015
Weighted average number of ordinary shares for basic earnings per share	47,325	47,325	47,224
Effect of dilution:
Share options	−	−	−
Convertible loan	−	−	−

Weighted average number of ordinary shares adjusted for effect of dilution	47,325	47,325	47,224

The earnings per share are as follows:

	For the year ended December 31
	2017	2016	2015
Earnings per share attributable to ordinary owners of the parent
Basic	(0.03)	(0.06)	(0.06)
Diluted	(0.03)	(0.06)	(0.06)